Gains or losses on non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2021
Non-current assets held for sale
Gains or losses on non-current assets held for sale not classified as discontinued operations	Gains or losses on non-current assets held for sale not classified as discontinued operations
The detail of Gains/(losses) on non-current assets held for sale not classified as discontinued operations is as follows:

EUR million
Net balance	2021	2020	2019
Tangible assets	(52)	(171)	(232)
Impairment	(141)	(215)	(146)
Gain (loss) on sale	89	44	(86)
Other gains and other losses	9	—	—
	(43)	(171)	(232)